Stockholders' Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
STOCKHOLDERS' EQUITY

Note 17 - STOCKHOLDERS' EQUITY

The Company is authorized to issue 400,000,000 ordinary shares. 200,000,000 of the authorized shares have been designated as class A ordinary shares which confers upon the shareholder to right to one vote per share at a meeting of the shareholders of the Company or on any resolution of shareholders, equal share in any dividend paid by the Company, and an equal share in the distribution of the surplus assets of the Company on its liquidation. The remaining 200,000,000 authorized shares have been designated as class B ordinary shares which confers upon the shareholder to right to five votes per share at a meeting of the shareholders of the Company or on any resolution of shareholders. Shareholders of class B ordinary share in the Company shall not receive the right to any dividend paid by the Company or any distribution of the surplus assets of the Company in its liquidation.

As of December 31, 2017 and 2016, 20,010,000 shares of class A ordinary share and 11,900,000 shares of class B ordinary shares were issued and outstanding, respectively.

On February 15, 2018, a registration statement relating to the securities being sold in the initial public offering was declared effective by the Securities and Exchange Commission ("SEC"). The Company completed the initial public offering of its Class A ordinary shares on April 13, 2018, through the issuance of 1,306,055 Class A ordinary shares at a public offering price of $5.00 per share for net proceeds of $5,732,810.

On July 26, 2019, the Company entered into Acquisition Agreement with Anyi Network and the shareholders of Anyi. In connection with the Acquisition Agreement, the Company acquired 100% of the equity of Anyi and pay $400,000 in cash and issue an aggregate of 475,000 duly authorized, fully paid and nonassessable Class A ordinary shares of the Company, valued at $16.00 per share to the shareholders of Anyi.

In December 2019, the Company forfeited 4,800,000 shares of class B ordinary shares, 2,400,000 shares from Zhentao Jiang and 2,400,000 shares from Chengchun Zhang. Total value of those forfeited shares is $4,800.

As of December 31, 2019, 21,791,055 shares of class A ordinary share and 7,100,000 shares of class B ordinary shares were issued and outstanding.